Shareholders' equity	12 Months Ended
Mar. 31, 2013
Shareholders' equity

19. Shareholders’ equity:

Changes in shares of common stock outstanding are shown below.

	Shares
	Year ended March 31
	2011	2012	2013
Number of shares outstanding at beginning of year	3,669,044,614	3,600,886,932	3,663,483,895
New issue	—	103,429,360	—

Common stock held in treasury:
Repurchases of common stock	(75,030,934)	(50,093,031)	(19,209)
Sales of common stock	2,409	1,530	601
Common stock issued to employees	6,870,600	9,271,600	47,335,900
Other net change in treasury stock	243	(12,496)	159,065

Number of shares outstanding at end of year	3,600,886,932	3,663,483,895	3,710,960,252

The amount available for dividends and acquisition of treasury stock is subject to the restrictions under the Companies Act of Japan. Additional paid-in capital and retained earnings include amounts which the Companies Act of Japan prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2011, 2012 and 2013, the amounts available for distributions were ¥480,471 million, ¥483,126 million and ¥538,021 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in the accompanying consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act of Japan.

Retained earnings include Nomura’s share of investee undistributed earnings which have been accounted for based on the equity method, and those Nomura’s share of investee undistributed earnings amounted to ¥77,145 million, ¥50,922 million and ¥125,944 million as of March 31, 2011, 2012 and 2013, respectively.

Change in cumulative translation adjustment, net of tax in other comprehensive income (loss) for the year ended March 31, 2013 includes reclassification adjustment of ¥9,844 million for loss due to substantially complete liquidation of an investment in a foreign entity and the amount of income tax benefit allocated to this reclassification adjustment is ¥2,985 million.

Dividends on common stock per share were ¥8 for the year ended March 31, 2011, ¥6 for the year ended March 31, 2012 and ¥8 for the year ended March 31, 2013.

The Company issued new shares of common stock and repurchased common stock in accordance with NLB becoming a wholly owned subsidiary of Nomura for the year ended March 31, 2012. See Note 11 “Business combinations” for further information.

The change in common stock held in treasury includes the change in shares issued to employees under stock-based compensation plans, shares sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity (adding-to-holdings requests) or shares acquired to create round lots or eliminate odd lots. Common stock held in treasury also includes, as of March 31, 2011, 2012 and 2013, 1,062,910 shares, or ¥2,189 million, 908,498 shares, or ¥1,985 million, and 1,257,966 shares, or ¥2,161 million, respectively, held by affiliated companies.

Subsequent Events

On April 26, 2013, the board of directors approved a resolution to set up a share buyback program, pursuant to the company’s articles of incorporation set out in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 40,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥35 billion and (c) the share buyback program will run from May 8, 2013, to May 31, 2013. Under this buyback program, the Company repurchased 40,000,000 shares of common stock at a cost of ¥32,470 million.